19. Financial instruments (Details 1) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Cash and cash equivalents		R$ 8,711	R$ 7,954
Financial instruments - Fair value hedge		(37)	39
Borrowings, financing and debentures		(9,129)	(14,155)
Other liabilities with related parties	[1]	(120)	(124)
Net financial debt		(575)	(6,286)
Shareholders' equity		R$ (16,807)	R$ (13,548)	R$ (13,159)
Net debt to equity ratio		3.00%	46.00%

[1]	Represents amount payable to Greenyellow related to the purchase of equipment.